Document and Entity Information	Jul. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Jul. 01, 2021
Entity Registrant Name	Watford Holdings Ltd.
Entity Central Index Key	0001601669
Entity Incorporation, State or Country Code	D0
Entity File Number	001-38788
Entity Tax Identification Number	98-1155442
Entity Address, Address Line One	Waterloo House, 1st Floor
Entity Address, Address Line Two	100 Pitts Bay Road,
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM 08,
Entity Address, Country	BM
City Area Code	(441)
Local Phone Number	278-3455
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Common Shares
Entity Listings [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	WTRE
Security Exchange Name	NASDAQ
Contingently redeemable preference shares
Entity Listings [Line Items]
Title of 12(b) Security	8½% Cumulative Redeemable Preference Shares
Trading Symbol	WTREP
Security Exchange Name	NASDAQ